Capitalized Software Costs, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capitalized Software Costs, net
Website and internal-use software	$ 81,908	$ 72,574
Less: Accumulated amortization	(65,354)	(56,014)
Capitalized Computer Software, Net	16,554	16,560
Amount of capitalized software	11,000	9,800	$ 8,200
Amortization expense	$ 11,100	$ 9,400	$ 10,800